OTHER LONG-LIVED ASSETS, NET	12 Months Ended
Dec. 31, 2020
OTHER LONG-LIVED ASSETS, NET
OTHER LONG-LIVED ASSETS, NET

12. OTHER LONG-LIVED ASSETS, NET

Other long-lived assets are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Prepaid license fee	6,515,200	—	—
Prepaid deposit for joint venture	—	—	—

Total	6,515,200	—	—

Prepaid license fee represents the payment made by the Group pursuant to an IP license agreement on CrossFire New Mobile Game with an online game company in January 2016 to use its IP to develop a mobile game for a period of two years after commercialization of the game. The contract is effective through October 31, 2020 and the IP license expired as of December 31, 2020. There was no substantial development on CrossFire New Mobile Game in 2020 and both the Group and the third-party outsourced development company are waiting for the approval from relevant authorities for commercial launch.

The Group is in the process of negotiating with the online game company to regain the license for such game development. Considered the game was failed to launch prior to the expiry date and the level of uncertainty involved to regain the license or to commercially launch the game in the future, the Group has performed an impairment assessment to consider the recoverable amount. As the prepaid license fee is non-refundable in nature, the Group has fully impaired the prepaid license fee of RMB6.5 million (US$1.0 million) during the year ended December 31, 2020.

In March 2019, the Group entered into a joint venture agreement with F&F in an attempt to enter the electric vehicle business. The Group paid an initial deposit of US$5.0 million to F&F through an interest-free loan from Ark Pacific Associates in April 2019. In 2019, as the actual progress of the joint venture is below expectations, the Group recorded a full impairment loss of RMB34.9 million (US$5.3 million) for the year ended December 31, 2019 (see Note 29.1).

In November 2020, the Group converted the initial deposit of US$5.0 million into 2,994,011 Class B ordinary shares of FF Intelligent, the holding company of F&F that operates its electric vehicles business, at a pre-agreed conversion price set forth in the joint venture agreement (see Note 8 <10>).